SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Banks Accounting for Ten Percent or More of Total Deposits) (Details) - Credit Concentration Risk [Member] - Deposits [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Bank A [Member]
Concentration Risk [Line Items]
Percentage of deposits	69.80%	83.70%
Bank B [Member]
Concentration Risk [Line Items]
Percentage of deposits	23.60%	10.80%